Document and Entity Information	Sep. 29, 2017
Prospectus:
Document Type	497
Document Period End Date	Sep. 29, 2017
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Sep. 29, 2017
Document Effective Date	Sep. 29, 2017
Prospectus Date	May 01, 2017
Emerging Markets Leaders Portfolio | Class I
Prospectus:
Trading Symbol	MELIX
Emerging Markets Leaders Portfolio | Class A
Prospectus:
Trading Symbol	MELAX
Emerging Markets Leaders Portfolio | Class IS
Prospectus:
Trading Symbol	MELSX
Emerging Markets Leaders Portfolio | Class C
Prospectus:
Trading Symbol	MEMLX
Emerging Markets Small Cap Portfolio | Class I
Prospectus:
Trading Symbol	MSEMX
Emerging Markets Small Cap Portfolio | Class A
Prospectus:
Trading Symbol	MSEOX
Emerging Markets Small Cap Portfolio | Class C
Prospectus:
Trading Symbol	MSESX
Emerging Markets Small Cap Portfolio | Class IS
Prospectus:
Trading Symbol	MSETX
Frontier Markets Portfolio | Class I
Prospectus:
Trading Symbol	MFMIX
Frontier Markets Portfolio | Class A
Prospectus:
Trading Symbol	MFMPX
Frontier Markets Portfolio | Class L
Prospectus:
Trading Symbol	MFMLX
Frontier Markets Portfolio | Class IS
Prospectus:
Trading Symbol	MSRFX
Frontier Markets Portfolio | Class C
Prospectus:
Trading Symbol	MSFEX